LOSS PER SHARE (Details Narrative)	Jun. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Outstanding RSUs	975,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	2,347,229
Stocks Option [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	727,273